Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan/Multiemployer Pension Plan [Abstract]
DEFINED CONTRIBUTION PLAN
15.	DEFINED CONTRIBUTION PLAN

The Company maintains a defined contribution retirement program through its 401(k) Plan, in which substantially all employees are eligible to participate. The 401(k) Plan offers participants several investment options, including a variety of mutual funds and Company stock. Contributions to the 401(k) Plan are derived from a 401(k) Salary Redirection Program with a Company matching contribution, and a discretionary contribution as determined by the Board of Directors. Under the 401(k) Salary Redirection Program, the Company matches up to 100% of the first 3% and 50% of the next 3% of eligible salary contributed, thereby providing the opportunity for a Company match of as much as 4.5% of eligible salary contributed. The Company’s matching contributions are invested not less than 25% in its Common Stock (purchased through open market transactions), with the remaining 75% being available to invest in mutual funds or its Common Stock, as directed by the participants. The Company’s required cash contributions under this program amounted to $7.6 million, $5.8 million, and $6.0 million in 2012, 2011, and 2010, respectively.

As of December 31, 2012, the market value of all 401(k) Plan investments was $400.9 million, of which 6% represented the market value of the 401(k) Plan’s investment in the Company’s Common Stock. The Company’s 401(k) Plan held 11% and 10% of the shares and voting power of the Company’s outstanding Common Stock as of December 31, 2012 and 2011, respectively. Each participant who has shares of the Company’s Common Stock allocated to their account will have the authority to direct the Trustee with respect to voting and all non-directed shares will be voted in the same proportion as the directed shares.

The employees of RBF remained in the legacy RBF 401(k) plan until August 31, 2012 and were transitioned to the Company’s 401(k) Plan effective September 1, 2012. As of December 31, 2011, the Company had an accrual related to the RBF 401(k) Plan of $0.4 million, which was funded during 2012.